Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Activity in allowance for doubtful accounts
The following table reflects the activity in our allowance for doubtful accounts for the years ended December 31:

	2015	2014	2013
Balance at beginning of year	$38.9	$38.3	$45.3
Additions charged to expense	22.7	22.6	16.1
Accounts written-off	(14.9)	(22.0)	(23.1)
Balance at end of year	$46.7	$38.9	$38.3

Estimated useful lives of our property and equipment
The estimated useful lives of our property and equipment are as follows:

Buildings and improvements	7 - 40 years
Vehicles	5 - 12 years
Landfill equipment	5 - 7 years
Other equipment	3 - 20 years
Furniture and fixtures	10 years
A summary of property and equipment, net as of December 31 follows:

	2015	2014
Land	$425.4	$401.3
Non-depletable landfill land	165.6	162.2
Landfill development costs	6,078.1	5,645.3
Vehicles and equipment	6,211.8	5,834.1
Buildings and improvements	1,098.6	1,002.3
Construction-in-progress - landfill	191.6	140.8
Construction-in-progress - other	25.5	10.1
	$14,196.6	$13,196.1
Less: accumulated depreciation, depletion and amortization
Landfill development costs	$(2,723.0)	$(2,437.4)
Vehicles and equipment	(3,555.0)	(3,273.3)
Buildings and improvements	(365.8)	(320.1)
	(6,643.8)	(6,030.8)
Property and equipment, net	$7,552.8	$7,165.3